Leases	6 Months Ended
Jun. 30, 2023
Presentation of leases for lessee [abstract]
Leases	Leases
The table below provides a rollforward of the Company's right-of-use assets as of June 30, 2023 and 2022, respectively.

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2023	9,311	134	9,445
Additions	4,818	—	4,818
Exchange difference	332	—	332
June 30, 2023	14,461	134	14,595

Accumulated depreciation
January 1, 2023	(2,642)	(83)	(2,725)
Depreciation charge	(830)	(16)	(846)
Exchange difference	(53)	—	(53)
June 30, 2023	(3,525)	(99)	(3,624)

Net book amount as of June 30, 2023	10,936	35	10,971

Cost
January 1, 2022	9,005	134	9,139
Exchange difference	(523)	—	(523)
June 30, 2022	8,482	134	8,616

Accumulated depreciation
January 1, 2022	(1,925)	(50)	(1,975)
Depreciation charge	(589)	(17)	(606)
Exchange difference	59	—	59
June 30, 2022	(2,455)	(67)	(2,522)

Net book amount as of June 30, 2022	6,027	67	6,094

On January 30, 2023, the Company expanded the square footage of its existing lease related to its U.K. office. The lease commenced on January 30, 2023 and expires on January 27, 2031, and includes an option to terminate early on January 26, 2026. The Company is reasonably certain it will not terminate the lease early and therefore will account for the lease using an eight-year lease term. Total rent payments including service charges through January 27, 2031 are USD 7.6 million.

Depreciation of right-of-use assets have been charged to the following categories in the unaudited condensed consolidated interim statement of operations. Depreciation expense for S&M expenses was not material for any of the periods presented.

	Three months ended June 30,		Six months ended June 30,
(in KUSD)	2023	2022	2023	2022
R&D expenses	392	238	723	483
G&A expenses	61	61	123	123
	453	299	846	606
The table below provides a rollforward of the Company's lease liabilities as of June 30, 2023 and 2022, respectively.

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2023	7,607	54	7,661
Additions	4,818	—	4,818
Cash outflow (including interest)	(695)	(19)	(714)
Interest	256	1	257
Exchange difference	370	2	372
June 30, 2023	12,356	38	12,394

January 1, 2022	7,898	125	8,023
Cash outflow (including interest)	(593)	(18)	(611)
Interest	100	1	101
Exchange difference	(575)	(39)	(614)
June 30, 2022	6,830	69	6,899

June 30, 2023
Lease liabilities (short-term)	1,606	26	1,632
Lease liabilities (long-term)	10,750	12	10,762
Total lease liabilities	12,356	38	12,394

June 30, 2022
Lease liabilities (short-term)	875	34	909
Lease liabilities (long-term)	5,955	35	5,990
Total lease liabilities	6,830	69	6,899